Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Quaker Investment Trust
Entity Central Index Key	0000870355
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000244087
Shareholder Report [Line Items]
Fund Name	CCM Affordable Housing MBS ETF
Class Name	CCM Affordable Housing MBS ETF
Trading Symbol	OWNS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the CCM Affordable Housing MBS ETF (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ccminvests.com/affordable-housing-mbs-etf-owns. You can also request this information by contacting us at 888-272-0007.
Additional Information Phone Number	888-272-0007
Additional Information Website	https://www.ccminvests.com/affordable-housing-mbs-etf-owns
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Affordable Housing MBS ETF	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 112,570,855
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$112,570,855	255	$-	8%

Holdings [Text Block]

Asset Type WeightingsFootnote Reference*

Value	Value
GNMA	0.9%
Short-Term Investment	3.3%
FHLMC	32.4%
FNMA	63.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FHLMC, 3.00%, 8/1/2052	5.3%
FNMA, 2.00%, 9/1/2051	3.1%
FNMA, 4.50%, 9/1/2053	2.4%
FNMA, 3.50%, 5/1/2052	2.1%
FHLMC, 2.00%, 1/1/2052	2.1%
FNMA, 5.00%, 12/1/2053	2.0%
FNMA, 2.50%, 8/1/2051	1.9%
FNMA, 4.00%, 9/1/2053	1.7%
FNMA, 5.00%, 11/1/2053	1.7%
FHLMC, 2.00%, 9/1/2051	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	888-272-0007
Updated Prospectus Web Address	https://www.ccminvests.com/affordable-housing-mbs-etf-owns